Property and Equipment, Net of Accumulated Depreciation , by Country (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Long-lived assets:
Property Plant And Equipment Net	$ 15,294		$ 14,594
Czech Republic
Long-lived assets:
Property Plant And Equipment Net	10,520		10,980
United States
Long-lived assets:
Property Plant And Equipment Net	2,405		2,344
Other Countries
Long-lived assets:
Property Plant And Equipment Net	$ 2,369	[1]	$ 1,270	[1]

[1]	No individual country represented more than 10% of the respective totals.